Note 14 - Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		Number of shares
		issued or issuable
	Exercise price	on exercise
Balance at January 1, 2022	$23.76	208,588
Granted	18.64	115,291
Exercised	10.08	(13,889)
Expired	36.48	(62,000)
Balance at December 31, 2022	$19.80	247,990
Granted	8.96	104,080
Expired	27.92	(74,213)
Forfeited / Cancelled	14.36	(84,715)
Balance at December 31, 2023	$14.00	193,142
Granted	3.22	1,028,923
Expired	10.02	(34,953)
Forfeited / Cancelled	12.91	(16,749)
Balance at December 31, 2024	$4.61	1,170,363

Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$2.00	25,000	3.04	$2.00	—	$2.00
3.24	753,923	3.12	3.24	—	3.24
3.28	250,000	2.66	3.28	62,500	3.28
9.60	56,425	2.19	9.60	18,808	9.60
10.08	10,185	0.52	10.08	10,185	10.08
10.44	6,944	0.66	10.44	6,944	10.44
12.84	15,000	2.87	12.84	10,000	12.84
21.60	44,205	2.05	21.60	29,470	21.60
24.84	7,292	1.29	24.84	7,292	24.84
29.16	1,389	0.13	29.16	1,389	29.16
Total	1,170,363	2.88	$4.61	146,588	$10.56
	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$9.60	64,562	3.19	$9.60	—	$9.60
10.08	27,083	0.68	10.08	27,083	10.08
10.44	6,944	1.66	10.44	6,944	10.44
11.52	4,167	0.75	11.52	4,167	11.52
12.84	18,750	3.87	12.84	6,250	12.84
12.98	13,889	0.14	12.98	13,889	12.98
18.52	4,861	3.40	18.52	1,620	18.52
21.60	44,205	3.05	21.60	14,735	21.60
24.84	7,292	2.29	24.84	4,862	24.84
29.16	1,389	1.13	29.16	1,389	29.16
Total	193,142	1.97	$14.00	80,939	$13.38
	Options Outstanding			Options Exercisable

		Weighted	Weighted
	Number of	average	average	Number of	Weighted
	shares issuable	remaining life	exercise	shares issuable	average
Exercise price	on exercise	(Years)	price	on exercise	exercise price
$10.08	43,565	1.68	$10.08	35,926	$10.08
10.44	6,944	2.66	10.44	6,944	10.44
11.52	4,167	1.75	11.52	4,167	11.52
12.84	32,500	4.87	12.84	—	12.84
12.96	13,889	1.14	12.96	13,889	12.96
17.52	7,500	4.48	17.52	—	17.52
18.52	4,861	4.40	18.52	—	18.52
19.60	10,000	4.40	19.60	—	19.60
21.60	47,504	4.05	21.60	—	21.60
23.04	4,861	4.25	23.04	—	23.04
24.84	7,986	3.29	24.84	2,662	24.84
25.92	29,167	2.74	25.92	29,167	25.92
29.16	1,389	2.13	29.16	694	29.16
35.28	27,407	0.48	35.28	27,407	35.28
37.30	6,250	0.08	37.30	6,250	37.30
Total	247,990	2.86	$14.00	127,106	$21.28

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	December 31,	December 31,	December 31,
Number of Units	2024	2023	2022
Balance at January 1	154,041	58,828	44,083
Granted	33,891	104,545	17,868
Exercised	(18,568)	—	(3,123)
Expired	(12,279)	(9,332)	—
Balance at December 31	157,085	154,041	58,828
	December 31,	December 31,	December 31,
Number of Units	2024	2023	2022
Balance at January 1	133,288	19,572	15,928
Granted	26,235	124,968	12,722
Exercised	(130,414)	(764)	(7,277)
Expired	—	(4,750)	(1,801)
Forfeited / Cancelled	(2,134)	(5,738)	—
Balance at December 31	26,975	133,288	19,572
	December 31,	December 31,	December 31,
Number of Units	2024	2023	2022
Balance at January 1	8,507	15,972	21,875
Granted	—	—	4,514
Exercised	(2,083)	—	(7,118)
Expired	(6,424)	(7,465)	(3,299)
Balance at December 31	—	8,507	15,972

Warrants [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Canadian dollar denominated warrants	Grant date	Expiry date	Weighted average	Number of shares issued or
			exercise price	issuable on exercise
Balance at January 1, 2022			$30.72	318,696
Exercised warrants			15.12	(52,636)
Expired warrants			15.12	(20,803)
Balance at December 31, 2022			$34.64	245,257
Expired warrants			34.64	(245,257)
Issuance of warrants	August 11, 2023	August 11, 2025	6.84	5,111,364
Balance at December 31, 2023			$6.84	5,111,364
Re-pricing of warrants (Note 11)	February 13, 2023	February 13, 2028	3.40	2,699,014
Cancellation of warrants (Note 11)	August 11, 2023	August 11, 2025	6.84	(1,136,364)
Issuance of warrants (Note 11)	November 27, 2024	November 12, 2026	4.00	1,136,364
Balance at December 31, 2024			$6.23	7,810,378
United States dollar denominated warrants (US Warrant)	Grant date	Expiry date	Weighted average	Number of shares issued or
			exercise price	issuable on exercise
Balance at January 1, 2022			$—	—
Issuance of warrant (Note 13)	November 15, 2022	November 15, 2025	US$12.40	620,788
Balance at December 31, 2022			$ US$12.40	$620,788
Issuance of warrant (Note 13)	February 13, 2023	February 13, 2028	US$9.92	2,699,014
Balance at December 31, 2023			$ US$10.38	$3,319,802
Re-pricing of warrants	February 13, 2023	February 13, 2028	US$9.92	(2,699,014)
Balance at December 31, 2024			$ US$12.40	$620,788